Intangible Assets, Net (Details) - Schedule of Amortization of Intangible Assets	Dec. 31, 2023 USD ($)
Schedule of Amortization of Intangible Assets [Abstract]
2024	$ 102,675
2025	102,675
2026	102,675
2027	102,675
2028	102,675
Therafter	4,146,194
Total	$ 4,659,569